Average Annual Total Returns	12 Months Ended	15 Months Ended	60 Months Ended	120 Months Ended	158 Months Ended	198 Months Ended	399 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg 1-3 Year Government/Credit Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	5.35%		1.97%	2.09%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)	2.01%
C000122569 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.00%		3.07%	2.77%
Performance Inception Date					Nov. 08, 2012
C000254316 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.93%		2.99%	2.70%
Performance Inception Date		Oct. 02, 2024
C000029788 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.59%		2.53%	2.34%
Performance Inception Date							Oct. 02, 1992
C000029788 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.70%		1.21%	1.33%
Performance Inception Date							Oct. 02, 1992
C000029788 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.69%		1.36%	1.35%
Performance Inception Date							Oct. 02, 1992
C000029790 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.09%		2.19%	1.86%
Performance Inception Date							Oct. 02, 1992
C000029791 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.93%		2.99%	2.70%
Performance Inception Date								Sep. 30, 1992
C000079024 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.01%		3.11%	2.83%
Performance Inception Date						Jul. 15, 2009